Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0002033362
Registrant Name	Audax Private Credit Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES